Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 28,288
Ending balance		22,576	$ 28,288
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		6,792
Ending balance		10,026	6,792
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals related to the transfer of conventional assets	[1]	(314,383)
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		28,288	28,416
Disposals	[2]	(170)	(128)
Disposals related to the transfer of conventional assets	[1]	(5,542)
Ending balance		22,576	28,288
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		18,246	12,216
Additions		7,293	6,030
Disposals related to the transfer of conventional assets	[1]	(1,143)
Ending balance		24,396	18,246
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Disposals related to the transfer of conventional assets	[1]	193,854
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(11,454)	(8,338)
Disposals related to the transfer of conventional assets	[1]	1,143
Amortization charge		(4,059)	(3,116)
Ending balance		$ (14,370)	$ (11,454)

[1]	See Note 1.2.1.
[2]	Related to the farmout agreement I and II mentioned in Note 29.2.1.1 and 29.2.1.2.